Income taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax asset
Tax loss carried forward	$ 5,058	$ 5,863
Allowance for compensated absence	23	19
Deferred income tax asset before valuation allowance	5,081	5,882
Less: valuation allowance	(1,287)	(3,478)
Deferred income tax asset after valuation allowance	3,794	2,404
Deferred income tax liability
Fixed assets	(595)	(477)
Total deferred income tax liability	(595)	(477)
Net deferred income tax assets	$ 3,199	$ 1,927